Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 1,033	$ 1,293	$ 810
Other comprehensive income (loss), net of tax:
Currency translation adjustments arising during the period	(35)	(87)	224
Foreign currency translation adjustments	(35)	(87)	224
Net unrealized gains arising during the period	3	(2)	(2)
Net unrealized gains (losses) on securities available-for -sale	3	(2)	(2)
Net unrealized (losses) gains arising during the period	(37)	(79)	122
Less: reclassification adjustment for (income) losses included in net income	69	(1)	(30)
Net unrealized gains (losses) on derivatives	32	(80)	92
Net gains (losses) arising during the period	(35)	(11)	3
Less: amortization of prior service cost included in net periodic pension cost	1	1
Defined benefit pension plans	(34)	(10)	3
Other comprehensive (loss) income, net of tax	(34)	(179)	317
Comprehensive income (loss)	999	1,114	1,127
Less: comprehensive income (loss) attributable to noncontrolling interest	1	6	8
Comprehensive income (loss) attributable to the company's stockholders	$ 998	$ 1,108	$ 1,119